CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Convertible Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total financial expense recognized	$ 1,282	$ 4,229	$ 868
Convertible Notes [Member]
Debt Instrument [Line Items]
Amortization of debt discount	0	3,000
Amortization of debt issuance costs	1,276	1,229
Total financial expense recognized	$ 1,276	$ 4,229